MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-15 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS New Discovery Fund	A		B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Shareholder Fees Column [Text]	A		B	C	I	529A	529B	529C	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	5.75%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS New Discovery Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Operating Expenses Column [Text]		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Management Fee		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.24%	0.24%	0.24%	0.24%	0.34%	0.34%	0.34%	0.24%	0.24%	0.24%	0.24%	0.12%
Total Annual Fund Operating Expenses		1.39%	2.14%	2.14%	1.14%	1.49%	2.24%	2.24%	2.14%	1.64%	1.39%	1.14%	1.02%
Fee Reductions and/or Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.07%)	(0.07%)	(0.07%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.37%	2.12%	2.12%	1.12%	1.42%	2.17%	2.17%	2.12%	1.62%	1.37%	1.12%	1.00%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.80% of the fund's average daily net assets annually over $1 billion up to $2.5 billion, and 0.75% of the fund's average daily net assets annually over $2.5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2013. In addition, MFS Fund Distributors, Inc. has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2013, unless MFS Fund Distributors, Inc. elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS New Discovery Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A	Class A Shares	706	988	1,290	2,146
B	Class B Shares assuming redemption at end of period	615	968	1,347	2,280
C	Class C Shares assuming redemption at end of period	315	668	1,147	2,471
I	Class I Shares	114	360	626	1,384
529A	Class 529A Shares	711	1,012	1,335	2,247
529B	Class 529B Shares assuming redemption at end of period	620	994	1,394	2,380
529C	Class 529C Shares assuming redemption at end of period	320	694	1,194	2,569
R1	Class R1 Shares	215	668	1,147	2,471
R2	Class R2 Shares	165	515	890	1,942
R3	Class R3 Shares	139	438	759	1,667
R4	Class R4 Shares	114	360	626	1,384
R5	Class R5 Shares	102	323	561	1,246

Expense Example, No Redemption MFS New Discovery Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	215	668	1,147	2,280
C	Class C Shares assuming no redemption at end of period	215	668	1,147	2,471
529B	Class 529B Shares assuming no redemption at end of period	220	694	1,194	2,380
529C	Class 529C Shares assuming no redemption at end of period	220	694	1,194	2,569

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 128% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for such securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk: Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Liquidity Risk: It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

The total return for the nine-month period ended September 30, 2012 was 20.54%.
During the period(s) shown in the bar chart, the highest quarterly return was
30.83% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (27.64)% (for the calendar quarter ended December 31, 2008).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS New Discovery Fund	Label	1 Year	5 Years	10 Years
A	A Shares Returns Before Taxes	(15.57%)	2.67%	2.54%
B	B Shares Returns Before Taxes	(13.92%)	2.87%	2.61%
C	C Shares Returns Before Taxes	(11.83%)	3.15%	2.44%
I	I Shares Returns Before Taxes	(10.22%)	4.19%	3.48%
529A	529A Shares Returns Before Taxes	(15.66%)	2.53%	2.34%
529B	529B Shares Returns Before Taxes	(14.01%)	2.73%	2.42%
529C	529C Shares Returns Before Taxes	(11.86%)	3.01%	2.25%
R1	R1 Shares Returns Before Taxes	(11.10%)	3.14%	2.35%
R2	R2 Shares Returns Before Taxes	(10.66%)	3.65%	2.83%
R3	R3 Shares Returns Before Taxes	(10.42%)	3.91%	3.13%
R4	R4 Shares Returns Before Taxes	(10.21%)	4.17%	3.41%
R5	R5 Shares Returns Before Taxes	(10.22%)	4.19%	3.48%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(20.65%)	0.99%	1.70%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(9.56%)	1.50%	1.79%
Russell 2000 Growth Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 2000 Growth Index	(2.91%)	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.